Schedule of Delinquent Participant Contributions - Schedule of Delinquent Participant Contributions (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Plan Name	Savings Investment Plan
Entity Tax Identification Number	91-0351110
EBP, Plan Number	002
Total fully corrected under VFCP and PTE 2002-51	$ 43,799.57